Document And Entity Information	May 15, 2024
Document Information Line Items
Entity Registrant Name	Fuse Group Holding Inc.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001636051
Document Period End Date	May 15, 2024
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity File Number	333-202948
Entity Tax Identification Number	47-1017473
Entity Address, Address Line One	805 W. Duarte Rd., Suite 102
Entity Address, City or Town	Arcadia
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91007
City Area Code	(626)
Local Phone Number	977-0000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
No Trading Symbol Flag	true